DECONSOLIDATION OF GOLAR PARTNERS - Accounting for Basis Difference (Details) (USD $) In Thousands, unless otherwise specified	Dec. 13, 2012
Golar LNG Partners
Basis Difference:
Vessels and Equipment	$ 122,591	[1],[2]
Charter agreements	126,124	[2],[3]
Goodwill	110,371	[2],[4]
Assets	359,086	[2]
Percentage of total fair value adjustment	24.80%	[2]
Investment in Equity, share of book value	100.00%
Equity method Share of fair Value	100.00%
Equity Method investment, basis difference	100.00%
Golar LNG Partners
Book value:
Vessels and equipment	1,192,779	[1]
Charter agreements	0	[3]
Goodwill	0	[4]
Assets	1,192,779
Fair Value:
Vessels and equipment	1,687,162	[1]
Charter agreements	508,631	[3]
Goodwill	445,100	[4]
Assets	2,640,893
Basis Difference:
Vessels and Equipment	494,383	[1]
Charter agreements	508,631	[3]
Goodwill	445,100	[4]
Assets	$ 1,448,114

[1]	The basis difference assigned to vessels and equipment is being depreciated over the remaining estimated useful lives of the vessels and is recorded as a component of "Equity in net earnings (losses) of affiliates".
[2]	Our share of the basis difference is with reference to our holding in the subordinated units only.
[3]	The basis difference relating to the charter agreements is being amortized over the remaining term of the charters and is recorded as a component of "Equity in net earnings (losses) of affiliates".
[4]	For the assigned goodwill, we will recognize our share of any impairment charge recorded by Golar Partners and consider the effect, if any, of the impairment on the assigned goodwill.